Retirement Plan (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Employee contributions description	The Company matches 50% of employee contributions up to a maximum of 6% of employees’ salary.
Defined contribution plan, cost	$ 0.3	$ 0.2